Capital Research and Management Company 333 South Hope Street Los Angeles, California 90071-1406

June 18, 2025

Soo Im-Tang

Attorney-Advisor

U.S. Securities and Exchange Commission

Division of Investment Management

Disclosure Review Office

100 F Street, N.E.

Washington, D.C. 20549-3628

Re: American Funds Core Plus Bond Fund (“AFCP”)

File Nos. 333-286599; 811-24077

Dear Ms. Im-Tang:

In response to your comments, received on May 19, 2025, relating to the filing made on April 17, 2025 (the “Registration Statement”) of AFCP (the “Fund”), we hereby file Post-Effective Amendment No. 1 to the Registration Statement under the Investment Company Act of 1940 (the “1940 Act”) (such amendment, the “Amendment”) pursuant to Rule 472 of the 1933 Act.

Our responses to your comments are set forth below.

General

1.	We note that portions of the registration statement are incomplete. A full financial review (e.g., seed financial statements, auditor's report, consent) must be performed prior to declaring the registration statement effective. We may have additional comments on such portions when you complete them in a pre-effective amendment, on disclosures made in response to this letter, on information supplied supplementally, or on exhibits added in any amendment.

Response: We acknowledge this comment, and the Fund will be filing seed financial statements, the auditor’s report and auditor’s consent in a subsequent pre-effective amendment.

2.	Please confirm the Fund will file a fidelity bond under Form 40-17G.

Response: We confirm that the Fund will file a fidelity bond prior to the date the Fund is made publicly available, and we will provide the SEC disclosure staff with confirmation when the fidelity bond has been filed.

3.	Please provide the name of the Fund’s independent registered public accounting firm in correspondence.

Response: PricewaterhouseCoopers LLP will serve as the Fund’s independent registered public accounting firm for the fiscal year ending August 31, 2025.

4.	Please update the Fund’s series and class identifiers to reflect the ticker symbols for each class.

Response: We have updated the SEC database to address this comment.

Prospectus

Fees and Expenses, page 1

5.	The fee table provides a line item for Other Expenses. Since the Fund is a new fund, please add a footnote to the Other Expenses line item stating that the figures are based on estimated amounts for the current year. See Item 3, Instruction (“Instr.”) 6 of Form N-1A.

Response: We have updated the Registration Statement to address this comment.

Principal Investment Strategies, page 3

6.	The first sentence of the first paragraph states that, “the fund will normally invest at least 80% of its assets in bonds and other debt securities, which may be represented by derivatives.” Please revise to clarify that the Fund will invest 80% of its net assets, plus the amount of any borrowings for investment purposes...

Response: We will revise the disclosure as suggested in the Statement of Additional Information (under the “Certain investment limitations and guidelines” section) where the Fund’s 80% investment policy is discussed. The Fund does not expect to incur borrowings for investment purposes. We believe this additional detail would be more appropriately disclosed in the Statement of Additional Information, rather than its summary prospectus, in accordance with the SEC disclosure staff’s guidance on layered disclosure.

7.	The disclosure states that, “The fund may invest in a broad range of debt securities, including … debt and mortgage- and other asset-backed securities issued by U.S. government-sponsored entities… and instrumentalities that are not backed by the full faith and credit of the U.S. government.” Please clarify in the disclosure if the Fund’s investments in mortgage-backed securities include sub- prime mortgages, please disclose the principal risks associated with sub-prime mortgages.

Response: We supplementally confirm that the Fund does not currently expect that investments in sub-prime mortgage-backed securities will be a principal investment strategy of the Fund. If this were to change in the future such that the Fund’s investments in such mortgages exposes the Fund to a material risk, the Fund will take steps to ensure that it has appropriate risk disclosure on such investments.

8.	The first sentence of the second paragraph states that, the “fund may invest in forward currency contracts. . .” Please revise disclosure to clarify if the forward currency contracts are directional and/or intended for purposes of hedging currency risk for non-U.S. dollar denominated debt securities.

Response: We respectfully note that the sixth paragraph of the “Investment objective, strategies and risks” section of the Fund’s registration statement, on page 11, states that the fund may may enter into forward currency contracts to protect against changes in currency exchange rates, to increase exposure to a particular foreign currency, to shift exposure to currency fluctuations from one currency to another or to seek to increase returns. We respectfully believe the relative disclosures on the Fund’s use of forward currency contracts in the “Principal investment strategies” and “Investment objective, strategies and risks” sections of the Fund’s registration statement are responsive to the requirements of Form N-1A and the SEC disclosure staff’s longstanding guidance on layered disclosure.

9.	The fourth paragraph in this section discloses that the Fund may invest “up to 25% of its assets in securities of emerging market issuers.” Please: (a) define “emerging market” in the disclosure, and (b) disclose how the Fund determines that an issuer is an “emerging markets issuer.”

Response: We respectfully note that the third paragraph of the “Investing in emerging markets” disclosure in the Fund’s Statement of Additional Information on page 13, provides:

“Although there is no universally accepted definition, the investment adviser generally considers an emerging market to be a market that is in the earlier stages of its industrialization cycle with a low per capita gross domestic product (“GDP”) and a low market capitalization to GDP ratio relative to those in the United States and the European Union, and would include markets commonly referred to as “frontier markets.” For example, the investment adviser currently expects that most countries not designated as developed markets by MSCI Inc. (“MSCI”) will be treated as emerging markets for equity securities, and that most countries designated as emerging markets by J.P. Morgan or, if not available, Bloomberg will be treated as emerging markets for debt securities.”

In accordance with the SEC disclosure staff’s guidance on layered disclosure, we believe this information is more appropriately included in the Statement of Additional Information than the Fund’s description of its Principal Investment Strategies.

Principal Risks, pages 4-8

10.	Please consider adding a risk factor discussing the principal risks associated with investing in a new fund (e.g., the fund may have higher expenses, may not grow to an economically viable size, and may cease operations and investors may be required to liquidate or transfer their investments at a loss).

Response: Although we respectfully acknowledge this comment, we do not believe the risks mentioned above are principal risks of investing in the Fund. Accordingly, we respectfully decline to make any changes in response to this comment.

Tax Information, page 9

11.	Under this heading, the disclosure states, “Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored.” At the end of this sentence, please add, “in which case you may be subject to taxes upon withdrawal from such account” or similar language.

Response: We have updated the language in the Registration Statement as follows to address this comment:

“Dividends and capital gain distributions you receive from the fund are subject to federal income taxes and may also be subject to state and local taxes, unless you are tax-exempt or your account is tax-favored (in which case you may be taxed later, upon withdrawal of your investment from such account).”

Investment Objective, Strategies and Risks, pages 10-18

12.	The second paragraph in this section discloses that, “The fund may invest in debt securities of any maturity or duration.” Please also include this disclosure in Item 4.

Response: We have added this sentence to the end of the first paragraph of the “Principal investment strategies” section of the Registration Statement.

13.	The last sentence of the second paragraph states, “The longer a security’s duration, the more sensitive it will be to changes in interest rates.” Please provide an example of duration here (e.g., the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point).

Response: We have updated the Registration Statement as follows to address this comment:

“Duration is a measure used to determine the sensitivity of a security's price to changes in interest rates. For example, the price of a security with a duration of five years would be expected to fall approximately 5% if interest rates rose by one percentage point. The longer a security's duration, the more sensitive it will be to changes in interest rates.”

14.	The Fund includes a risk factor titled, “Exposure to country, region, industry or sector.” If the Fund may have significant exposure to a particular country, region, industry or sector, please include related disclosure in the principal investment strategies section.

Response: We confirm supplementally that the Fund is not expected to focus on a particular country, region, industry or sector as part of its principal investment strategies.

15.	The Fund includes a risk factor titled, “Large shareholder concentration,” with references to “Authorized Participant” in the paragraph. Please delete references to “Authorized Participant,” or explain to staff how this the term is applicable to the Fund.

Response: We have updated the “Large shareholder transactions risk” disclosure in the Registration Statement and have removed any references to any “Authorized Participant”.

Statement of Additional Information (“SAI”)

Certain Investment Limitations and Guidelines, page 2

16.	Under the heading, “Debt instruments,” the SAI states that, “The fund will invest at least 80% of its assets in bonds and other debt instruments, including Eurodollar and Yankee bonds, debentures, notes, securities with equity and fixed income characteristics (such as bonds with warrants attached, convertible bonds, certain hybrids and certain preferred securities), cash and cash equivalents, securities backed by mortgages and other assets, loans, and other fixed income obligations of banks, corporations and governmental authorities.” Please reconcile the disclosure with the language in both Items 4 and 9.

Response: We respectfully believe the disclosure in the Fund’s 80% policy in the “Certain investment limitations and guidelines” section is consistent with the disclosure provided in Items 4 and 9. The disclosure provided in Item 4 and 9 states that the Fund “may invest in a broad range of debt securities” which may include “corporate bonds and debt and mortgage- and other asset-backed securities…” These specific types of debt securities as well as other potential types of debt securities are referenced in the Fund’s 80% policy in the “Certain investment limitations and guidelines”, in accordance with the SEC disclosure staff’s longstanding guidance on layered disclosure.

17.	Under the same heading, the second bullet point discusses the Fund’s investments in securities rated Ba1 or below and BB+ or below by NRSROs. Please add that such securities are sometimes referred to as “junk bonds.”

Response: We have updated the Registration Statement to address this comment.

18.	Under the heading, “Equity securities,” the SAI states the fund may invest up to 10% of its assets in equity securities (including common stocks, preferred stocks, warrants or rights). Please include this disclosure in the prospectus as well as corresponding risks.”

Response: We supplementally confirm that the Fund does not expect that investments in equity securities will be a principal investment strategy of the Fund, or that the Fund will invest a material portion of its assets in equity securities, and have added the below disclosure to this effect in the SAI:

“The fund may invest up to 10% of its assets in equity securities (including common stocks, preferred stocks, warrants or rights). The fund does not expect that investments in such equity securities will be a principal investment strategy of the fund or that the fund will utilize its full flexibility with respect to such investments.”

The 10% limit is intended solely to provide investment flexibility. If this were to change in the future such that the Fund’s investments in such securities exposes the Fund to a material risk, then consistent with Instruction 2 of Item 9(b) of Form N-1A, the Fund will take steps to ensure that it has appropriate disclosure, including risk disclosure, on such investments. We respectfully request that the Staff reconsider its position in light of the above.

Fund Policies, pages 33-34

19.	Regarding the Fund’s concentration policies, please note that a fund and its adviser may not ignore the investments of affiliated and unaffiliated underlying investment companies when determining whether the fund is in compliance with its concentration policies. Please confirm that the Fund will consider the investments of its underlying investment companies when determining the Fund’s compliance with its concentration policies.

Response: The Fund believes that it is appropriate to exclude the underlying investments of investment companies from the industry concentration policy. To the extent that it is determined that the Fund’s investment in an underlying security of an investment company exposes the Fund to a material risk, including significant exposure to a particular industry or group of industries, the Fund will take steps to ensure that it has appropriate risk disclosure. In addition, the Fund is not aware of any regulatory requirement to “look through” to the underlying holdings of investment companies for purposes of administering its concentration policy. The Fund believes that its monitoring procedures comply with applicable legal requirements, including applicable SEC staff guidance, and are consistent with common industry practice.

20.	The last paragraph on page 34 states, “This policy does not apply to investments in securities of the U.S. government, its agencies or government sponsored enterprises or repurchase agreements with respect thereto.” For clarity, please add “U.S.” in front of “government sponsored.”

Response: We have updated the Registration Statement to address this comment.

Management of the Fund, pages 35-53

21.	It appears that disclosures in certain sections use the word “trustees” interchangeably with “directors,” without making it clear that they have the same meaning. To avoid confusion, please consider clarifying that they have the same meaning, or use one consistent term.

Response: We have updated the Registration Statement to address this comment by adding the following sentence to Footnote 1 in the “Management of the fund” section of the Fund’s Statement of Additional Information:

“1 The term independent trustee refers to a trustee who is not an “interested person” of the fund within the meaning of the 1940 Act. The terms trustee and director may be used interchangeably.”

22.	On page 40, under the heading, “Fund organization and the board of trustees,” please disclose that the registrant has no prior history since the registrant is a newly organized company. See Item 15 of Form N-1A.

Response: We have updated the Registration Statement to address this comment.

Financial Statements, Exhibits, and Other Information

23.	Any financial statements, exhibits, and other required disclosure not included in these registration statements must be filed in a pre-effective amendment to the registration statement.

Response: We acknowledge this comment.

24.	Please include all exhibits that are marked “to be provided by amendment.”

Response: We have updated the Registration Statement to address this comment.

25.	Pursuant to Section 6(a) of the Securities Act of 1933, the registration statement must be signed by the issuer, the principal executive officer(s), the principal financial officer, the comptroller or principal accounting officer, as well as a majority of the directors or persons performing similar functions. Please ensure that, in addition to the trustees’ signatures, all future amendments are signed by the Fund’s principal executive officer, the comptroller or principal accounting officer, or the principal financial officer, as required by Section 6(a).

Response: We acknowledge this comment.

Thank you for your consideration of our responses to your comments. If you have any questions, please do not hesitate to contact us.

Sincerely,

/s/ Charlene Kim

Charlene Kim

Senior Counsel

(213) 615-4618

Charlene.Kim@capgroup.com